Changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Other Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Balance on	R$ 6,009,966	R$ 6,729,107	R$ 6,890,498
Adjustment for inflation	762,281	799,803
Provisions, net of (reversals and write-offs)	906,488	1,044,511
Payments	(2,387,910)	(2,005,705)
Changes In Other Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Balance on	7,989,207	9,178,471	9,092,421
Adjustment for inflation	409,432	484,516
Provisions, net of (reversals and write-offs)	1,214,974	1,734,207
Payments	(2,813,670)	(2,132,673)
Changes In Other Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Balance on	7,477,364	8,072,037	R$ 8,271,112
Adjustment for inflation	511,159	176,903
Provisions, net of (reversals and write-offs)	(929,438)	(351,476)
Payments	R$ (176,394)	R$ (24,502)